Quarterly Report
December 31, 2019
MFS®  Total Return Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 59.9%
Aerospace – 2.5%
Honeywell International, Inc.	389,048	$68,861,496
L3Harris Technologies, Inc.	56,121	11,104,662
Lockheed Martin Corp.	78,944	30,739,215
Northrop Grumman Corp.	89,786	30,883,690
United Technologies Corp.	357,514	53,541,297
		$195,130,360
Airlines – 0.1%
Delta Air Lines, Inc.	193,164	$11,296,231
Alcoholic Beverages – 0.4%
Diageo PLC	814,594	$34,533,753
Apparel Manufacturers – 0.4%
Hanesbrands, Inc.	78,004	$1,158,360
LVMH Moet Hennessy Louis Vuitton SE	30,002	13,939,173
NIKE, Inc., “B”	152,091	15,408,339
		$30,505,872
Automotive – 0.9%
Aptiv PLC	146,750	$13,936,847
Lear Corp.	351,471	48,221,821
Magna International, Inc.	124,993	6,853,415
		$69,012,083
Broadcasting – 0.1%
Omnicom Group, Inc.	117,157	$9,492,060
Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	56,079	$28,190,913
Blackstone Group, Inc.	510,261	28,544,001
Charles Schwab Corp.	412,675	19,626,823
Invesco Ltd.	1,084,385	19,497,242
NASDAQ, Inc.	172,937	18,521,553
T. Rowe Price Group, Inc.	157,605	19,202,593
TD Ameritrade Holding Corp.	625,420	31,083,374
		$164,666,499
Business Services – 2.5%
Accenture PLC, “A”	335,124	$70,567,061
Amdocs Ltd.	219,046	15,812,931
Cognizant Technology Solutions Corp., “A”	97,728	6,061,091
Equifax, Inc.	150,535	21,092,964
Fidelity National Information Services, Inc.	244,850	34,056,186
Fiserv, Inc. (a)	377,156	43,610,548
		$191,200,781
Cable TV – 1.6%
Comcast Corp., “A”	2,675,984	$120,339,001
Chemicals – 1.2%
3M Co.	188,896	$33,325,033
PPG Industries, Inc.	459,072	61,281,521
		$94,606,554

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.1%
Adobe Systems, Inc. (a)	87,522	$28,865,631
Microsoft Corp.	741,160	116,880,932
Oracle Corp.	257,202	13,626,562
		$159,373,125
Computer Software - Systems – 0.9%
Apple, Inc.	166,556	$48,909,169
Hitachi Ltd.	542,500	22,851,206
		$71,760,375
Construction – 1.1%
Masco Corp.	366,569	$17,591,646
Sherwin-Williams Co.	29,856	17,422,170
Stanley Black & Decker, Inc.	202,824	33,616,050
Whirlpool Corp.	123,504	18,220,545
		$86,850,411
Consumer Products – 0.9%
Colgate-Palmolive Co.	259,655	$17,874,650
Kimberly-Clark Corp.	233,487	32,116,137
Procter & Gamble Co.	27,727	3,463,102
Reckitt Benckiser Group PLC	156,424	12,699,241
		$66,153,130
Electrical Equipment – 0.7%
Johnson Controls International PLC	1,299,362	$52,897,027
Schneider Electric SE	47,585	4,883,913
		$57,780,940
Electronics – 2.1%
Analog Devices, Inc.	85,074	$10,110,194
Applied Materials, Inc.	277,289	16,925,721
Intel Corp.	274,710	16,441,394
Marvell Technology Group Ltd.	387,094	10,281,217
Maxim Integrated Products, Inc.	198,190	12,190,667
NXP Semiconductors N.V.	56,762	7,223,532
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	652,195	37,892,529
Texas Instruments, Inc.	407,550	52,284,589
		$163,349,843
Energy - Independent – 0.9%
EOG Resources, Inc.	248,596	$20,822,401
Noble Energy, Inc.	324,297	8,055,538
Phillips 66	50,112	5,582,978
Pioneer Natural Resources Co.	91,058	13,783,449
Valero Energy Corp.	216,563	20,281,125
		$68,525,491
Energy - Integrated – 1.4%
BP PLC	3,101,383	$19,373,761
Chevron Corp.	220,974	26,629,577
Eni S.p.A.	1,124,801	17,469,350
Exxon Mobil Corp.	357,025	24,913,204
Hess Corp.	162,385	10,848,942
Suncor Energy, Inc.	394,389	12,926,107
		$112,160,941

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.0%
Archer Daniels Midland Co.	414,343	$19,204,798
Coca-Cola European Partners PLC	167,572	8,526,063
Danone S.A.	178,708	14,813,755
General Mills, Inc.	294,046	15,749,104
Ingredion, Inc.	134,100	12,464,595
J.M. Smucker Co.	162,369	16,907,484
Mondelez International, Inc.	178,201	9,815,311
Nestle S.A.	374,455	40,540,809
PepsiCo, Inc.	145,584	19,896,965
		$157,918,884
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	71,357	$10,805,591
General Merchandise – 0.1%
Dollar Tree, Inc. (a)	117,087	$11,012,032
Health Maintenance Organizations – 0.8%
Cigna Corp.	285,758	$58,434,653
Insurance – 3.4%
Aon PLC	308,006	$64,154,570
Chubb Ltd.	396,298	61,687,747
Marsh & McLennan Cos., Inc.	210,939	23,500,714
MetLife, Inc.	625,947	31,904,518
Prudential Financial, Inc.	173,286	16,243,830
Travelers Cos., Inc.	332,445	45,528,343
Zurich Insurance Group AG	57,364	23,537,140
		$266,556,862
Internet – 0.4%
Alphabet, Inc., “A” (a)	17,932	$24,017,942
Facebook, Inc., “A” (a)	23,113	4,743,943
		$28,761,885
Leisure & Toys – 0.2%
Electronic Arts, Inc. (a)	110,639	$11,894,799
Harley-Davidson, Inc.	44,049	1,638,182
		$13,532,981
Machinery & Tools – 2.5%
AGCO Corp.	352,186	$27,206,369
Cummins, Inc.	53,286	9,536,063
Deere & Co.	61,851	10,716,304
Eaton Corp. PLC	777,447	73,639,780
Illinois Tool Works, Inc.	274,388	49,288,316
Ingersoll-Rand Co. PLC, “A”	123,708	16,443,267
Regal Beloit Corp.	46,448	3,976,413
		$190,806,512
Major Banks – 5.9%
Bank of America Corp.	2,193,038	$77,238,798
Bank of New York Mellon Corp.	269,839	13,580,997
BNP Paribas	78,515	4,652,753
Goldman Sachs Group, Inc.	343,594	79,002,568
JPMorgan Chase & Co.	1,011,757	141,038,926
Morgan Stanley	269,411	13,772,290
PNC Financial Services Group, Inc.	278,555	44,465,735
State Street Corp.	341,960	27,049,036

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc.	99,200	$3,651,769
Wells Fargo & Co.	961,942	51,752,480
		$456,205,352
Medical & Health Technology & Services – 1.1%
HCA Healthcare, Inc.	311,102	$45,983,987
McKesson Corp.	272,979	37,758,455
		$83,742,442
Medical Equipment – 3.5%
Abbott Laboratories	566,055	$49,167,537
Danaher Corp.	501,070	76,904,224
Medtronic PLC	637,930	72,373,158
Thermo Fisher Scientific, Inc.	176,793	57,434,742
Zimmer Biomet Holdings, Inc.	99,584	14,905,733
		$270,785,394
Metals & Mining – 0.2%
Rio Tinto PLC	316,049	$18,851,292
Natural Gas - Distribution – 0.2%
Sempra Energy	84,520	$12,803,090
Natural Gas - Pipeline – 0.8%
Enbridge, Inc.	180,262	$7,169,020
Enterprise Products Partners LP	979,160	27,573,146
EQM Midstream Partners LP	230,988	6,908,851
Equitrans Midstream Corp.	617,096	8,244,402
MPLX LP	198,012	5,041,385
Plains GP Holdings LP	420,425	7,967,054
		$62,903,858
Network & Telecom – 0.1%
Cisco Systems, Inc.	167,660	$8,040,974
Oil Services – 0.1%
Schlumberger Ltd.	116,283	$4,674,577
Other Banks & Diversified Financials – 3.3%
American Express Co.	94,392	$11,750,860
Citigroup, Inc.	1,287,654	102,870,678
Intesa Sanpaolo S.p.A.	2,664,341	7,018,707
Synchrony Financial	187,409	6,748,598
Truist Financial Corp.	1,084,998	61,107,087
U.S. Bancorp	929,219	55,093,395
Visa, Inc., “A”	82,545	15,510,205
		$260,099,530
Pharmaceuticals – 4.5%
Bayer AG	243,033	$19,848,743
Bristol-Myers Squibb Co.	401,372	25,764,069
Elanco Animal Health, Inc. (a)	458,586	13,505,358
Eli Lilly & Co.	331,287	43,541,050
Johnson & Johnson	647,212	94,408,814
Merck & Co., Inc.	194,473	17,687,319
Novartis AG	36,815	3,495,865
Pfizer, Inc.	2,346,348	91,929,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Roche Holding AG	119,695	$38,834,708
		$349,015,841
Printing & Publishing – 0.2%
Moody's Corp.	52,901	$12,559,226
Transcontinental, Inc.	353,080	4,315,105
		$16,874,331
Railroad & Shipping – 1.2%
Canadian National Railway Co.	95,473	$8,635,533
Union Pacific Corp.	469,898	84,952,859
		$93,588,392
Real Estate – 1.1%
Brixmor Property Group, Inc., REIT	303,089	$6,549,753
EPR Properties, REIT	230,160	16,258,503
Medical Properties Trust, Inc., REIT	760,509	16,054,345
Public Storage, Inc., REIT	55,268	11,769,873
Simon Property Group, Inc., REIT	62,598	9,324,598
STORE Capital Corp., REIT	784,814	29,226,473
		$89,183,545
Restaurants – 0.6%
Chipotle Mexican Grill, Inc., “A” (a)	12,536	$10,494,011
Starbucks Corp.	372,824	32,778,686
U.S. Foods Holding Corp. (a)	115,715	4,847,301
		$48,119,998
Specialty Chemicals – 0.6%
Axalta Coating Systems Ltd. (a)	397,045	$12,070,168
Corteva, Inc.	206,429	6,102,041
DuPont de Nemours, Inc.	412,587	26,488,086
		$44,660,295
Specialty Stores – 1.0%
Amazon.com, Inc. (a)	5,499	$10,161,272
Best Buy Co., Inc.	72,991	6,408,610
Target Corp.	393,929	50,505,637
Tractor Supply Co.	75,659	7,069,577
		$74,145,096
Telephone Services – 0.5%
Verizon Communications, Inc.	594,811	$36,521,395
Tobacco – 1.2%
Altria Group, Inc.	144,781	$7,226,020
British American Tobacco PLC	298,271	12,767,326
Japan Tobacco, Inc.	554,300	12,357,065
Philip Morris International, Inc.	698,524	59,437,407
		$91,787,818
Utilities - Electric Power – 2.4%
Duke Energy Corp.	571,960	$52,168,472
Exelon Corp.	785,138	35,794,441
FirstEnergy Corp.	446,086	21,679,780
NextEra Energy, Inc.	19,491	4,719,941
Public Service Enterprise Group, Inc.	209,329	12,360,877
Southern Co.	656,525	41,820,642
WEC Energy Group, Inc.	111,670	10,299,324

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.	119,104	$7,561,913
		$186,405,390
Total Common Stocks		$4,652,975,460
Bonds – 41.1%
Aerospace – 0.1%
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	$8,173,000	$8,603,489
Apparel Manufacturers – 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$2,491,000	$2,543,428
Asset-Backed & Securitized – 4.4%
ALM Loan Funding, CLO, 2013-7R2A, “A1B2”, FLR, 3.386% (LIBOR - 3mo. + 1.4%), 10/15/2027 (n)	$13,305,000	$13,217,906
ALM V Ltd., 2012-5A, “A2R3”, FLR, 3.253% (LIBOR - 3mo. + 1.25%), 10/18/2027 (n)	10,945,000	10,892,453
AREIT CRE Trust, 2018-CRE2, “A”, FLR, 2.719% (LIBOR - 1mo. + 0.98%), 11/14/2035 (n)	9,569,282	9,565,110
AREIT CRE Trust, 2019-CRE3, “AS” FLR, 3.04% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	10,151,500	10,153,459
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	11,630,000	11,895,143
Bancorp Commercial Mortgage Trust, 2018-CRE4, “A”, FLR, 2.639% (LIBOR - 1mo. + 0.9%), 9/15/2035 (n)	8,492,800	8,477,742
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 3.065% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	10,512,013	10,511,761
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.404% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	2,542,109	2,551,745
BDS Ltd., 2019-FL4, “A”, FLR, 3.137% (LIBOR - 1mo. + 1.4%), 8/15/2035 (n)	12,606,500	12,602,610
BDS Ltd., 2019-FL4, “A”, FLR, 2.839% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	7,275,500	7,261,771
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	3,148,633	3,183,878
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	8,356,000	9,071,424
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,286,864
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	10,240,672
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,705,671
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,783,455
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 3.221% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	13,305,000	13,304,282
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 2.9% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	8,528,000	8,516,325
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.02% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	11,647,598	11,566,205
Exantas Capital Corp. CLO Ltd., 2018-RS06, “A”, FLR, 2.567% (LIBOR - 1mo. + 0.83%), 6/15/2035 (n)	374,527	372,188
Exantas Capital Corp. CLO Ltd., 2019-RS07, “A”, FLR, 2.737% (LIBOR - 1mo. + 1%), 4/15/2036 (n)	1,546,978	1,546,495
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 3.5% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	3,980,000	3,970,790
Fort CRE LLC, 2018-1A, “A1”, FLR, 3.135% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	4,954,000	4,953,990
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	671,927	678,396
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	11,227,631
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	6,631,389	6,805,874
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	13,361,337	13,862,322
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 2.837% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	6,595,500	6,605,802
Magnetite XVI Ltd., 2015-16A, “AR”, FLR, 2.803% (LIBOR - 3mo. + 0.8%), 1/18/2028 (n)	5,000,000	4,989,985
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.922% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	13,400,000	13,404,060
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	4,195,516	4,466,974
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	3,903,759	4,146,952
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.803% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	13,096,831	13,085,515
Navistar Financial Dealer Note Master Owner Trust II, 2018-1, “A”, FLR, 2.422% (LIBOR - 1mo. + 0.63%), 9/25/2023 (n)	7,710,000	7,722,733
Neuberger Berman CLO Ltd., FLR, 2.8% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	5,725,000	5,721,078
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 3.316% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	2,435,945	2,414,859
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,123,039	1,128,880
Sound Point CLO Ltd., 2015-3A, “AR”, FLR, 2.856% (LIBOR - 3mo. + 0.89%), 1/20/2028 (n)	3,225,000	3,213,906
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	8,990,000	9,847,226
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	30,000,000	32,219,550
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	7,465,644	7,579,052
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,742,359
		$344,495,093

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 0.2%
General Motors Co., 6.75%, 4/01/2046	$3,268,000	$3,835,932
General Motors Financial Co., Inc., 4.35%, 4/09/2025	3,361,000	3,599,273
Lear Corp., 3.8%, 9/15/2027	7,427,000	7,493,414
Lear Corp., 4.25%, 5/15/2029	3,446,000	3,557,355
		$18,485,974
Broadcasting – 0.1%
Fox Corp., 4.03%, 1/25/2024 (n)	$7,984,000	$8,506,604
Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$2,227,000	$2,267,669
E*TRADE Financial Corp., 3.8%, 8/24/2027	3,239,000	3,364,509
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,325,000	3,613,421
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	4,411,000	4,456,173
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,524,080
Raymond James Financial, Inc., 4.95%, 7/15/2046	6,556,000	7,643,040
		$28,868,892
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$3,379,000	$3,678,211
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	2,740,000	2,841,754
Masco Corp., 4.375%, 4/01/2026	5,605,000	6,051,641
		$12,571,606
Business Services – 0.3%
Equinix, Inc., 2.625%, 11/18/2024	$9,891,000	$9,909,397
Fiserv, Inc., 4.4%, 7/01/2049	5,204,000	5,889,017
Verisk Analytics, Inc., 4.125%, 3/15/2029	7,699,000	8,443,924
		$24,242,338
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,861,531
Comcast Corp., 3.45%, 2/01/2050	6,725,000	6,870,323
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	10,040,513
		$22,772,367
Chemicals – 0.1%
Sherwin-Williams Co., 4.5%, 6/01/2047	$5,394,000	$6,110,116
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$5,910,000	$6,501,239
Microsoft Corp., 4.25%, 2/06/2047	6,521,000	7,976,110
		$14,477,349
Computer Software - Systems – 0.2%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,850,193
Apple, Inc., 3.35%, 2/09/2027	3,208,000	3,413,385
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,916,982
		$19,180,560
Conglomerates – 0.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$2,666,000	$2,918,209
Roper Technologies, Inc., 2.95%, 9/15/2029	1,686,000	1,700,681
United Technologies Corp., 4.125%, 11/16/2028	5,363,000	6,036,386
Wabtec Corp., 4.95%, 9/15/2028	6,210,000	6,827,554
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	1,213,000	1,287,818
		$18,770,648

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.2%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$6,003,000	$6,250,304
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	6,336,000	6,457,095
		$12,707,399
Consumer Services – 0.6%
Expedia Group, Inc., 3.25%, 2/15/2030 (n)	$6,708,000	$6,446,407
Experian Finance PLC, 4.25%, 2/01/2029 (n)	5,108,000	5,613,591
IHS Markit Ltd., 3.625%, 5/01/2024	1,224,000	1,271,797
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,653,000	7,015,322
IHS Markit Ltd., 4.25%, 5/01/2029	1,836,000	1,978,510
Priceline Group, Inc., 2.75%, 3/15/2023	12,304,000	12,564,543
Visa, Inc., 3.15%, 12/14/2025	9,366,000	9,891,599
Western Union Co., 2.85%, 1/10/2025	2,040,000	2,044,943
		$46,826,712
Electronics – 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,327,000	$3,452,285
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	9,409,000	9,465,326
Broadcom, Inc., 4.25%, 4/15/2026 (n)	5,014,000	5,327,288
		$18,244,899
Energy - Integrated – 0.1%
BP Capital Markets PLC, 4.742%, 3/11/2021	$4,892,000	$5,050,457
Eni S.p.A., 4.75%, 9/12/2028 (n)	5,928,000	6,703,029
		$11,753,486
Financial Institutions – 0.2%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	$9,238,000	$9,508,462
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	1,093,000	1,184,016
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	2,464,000	2,602,723
		$13,295,201
Food & Beverages – 0.4%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$5,850,000	$9,288,107
Constellation Brands, Inc., 3.5%, 5/09/2027	9,893,000	10,323,601
Diageo Capital PLC, 2.375%, 10/24/2029	10,593,000	10,435,658
		$30,047,366
Gaming & Lodging – 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$5,487,000	$6,094,411
Las Vegas Sands Corp., 3.9%, 8/08/2029	3,182,000	3,318,734
Marriott International, Inc., 4%, 4/15/2028	6,516,000	7,034,180
		$16,447,325
Insurance – 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,162,187
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,554,247
		$19,716,434
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$9,796,000	$10,571,199
UnitedHealth Group, Inc., 3.5%, 8/15/2039	1,303,000	1,364,794
		$11,935,993
Insurance - Property & Casualty – 0.3%
Aon Corp., 3.75%, 5/02/2029	$8,787,000	$9,405,066
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	3,183,000	3,351,668
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,261,000	3,345,950
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	3,992,000	4,138,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	$2,844,000	$3,430,270
		$23,671,354
International Market Quasi-Sovereign – 0.1%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$10,140,000	$10,266,422
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,456,000	$6,834,183
Major Banks – 1.6%
Bank of America Corp., 4.1%, 7/24/2023	$7,970,000	$8,500,598
Bank of America Corp., 3.004%, 12/20/2023	1,833,000	1,877,173
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,462,202
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	5,404,000	5,649,769
Bank of America Corp., 3.5%, 4/19/2026	10,585,000	11,246,343
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	6,353,000	6,756,548
JPMorgan Chase & Co., 3.2%, 1/25/2023	14,643,000	15,104,776
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	16,313,000	17,572,041
JPMorgan Chase & Co., 3.897%, 1/23/2049	3,658,000	4,103,404
Morgan Stanley, 3.125%, 1/23/2023	1,002,000	1,029,907
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,931,557
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,177,857
PNC Bank N.A., 2.7%, 10/22/2029	2,565,000	2,559,756
Wells Fargo & Co., 3.75%, 1/24/2024	10,183,000	10,755,400
Wells Fargo & Co., 3.196% to 6/17/2026, FLR (LIBOR - 3mo. + 1.17%) to 6/17/2027	14,924,000	15,469,400
		$122,196,731
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 3.8%, 9/23/2049 (n)	$5,635,000	$5,892,666
Becton, Dickinson and Co., 3.125%, 11/08/2021	3,168,000	3,226,995
Becton, Dickinson and Co., 4.669%, 6/06/2047	6,553,000	7,788,561
HCA, Inc., 5.125%, 6/15/2039	4,827,000	5,327,169
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	1,494,000	1,527,499
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	6,000,000	6,736,765
Northwell Healthcare, Inc., 3.979%, 11/01/2046	520,000	531,137
Northwell Healthcare, Inc., 4.26%, 11/01/2047	4,156,000	4,457,181
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	7,502,532
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	7,755,000	8,105,649
		$51,096,154
Medical Equipment – 0.4%
Abbott Laboratories, 4.9%, 11/30/2046	$6,534,000	$8,572,883
Boston Scientific Corp., 3.75%, 3/01/2026	8,801,000	9,424,638
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	7,149,000	7,532,227
Zimmer Biomet Holdings, Inc., FLR, 2.652% (LIBOR - 3mo. + 0.75%), 3/19/2021	2,923,000	2,923,286
		$28,453,034
Metals & Mining – 0.1%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$4,071,000	$4,242,406
Midstream – 0.7%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,692,241
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	882,764
Cheniere Energy, Inc., 3.7%, 11/15/2029 (n)	5,899,000	6,015,695
Enbridge, Inc., 2.5%, 1/15/2025	3,348,000	3,367,712
Enterprise Products Operating LLC, 4.2%, 1/31/2050	2,777,000	2,970,465
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	6,046,404
MPLX LP, 4.5%, 4/15/2038	2,748,000	2,789,877
ONEOK, Inc., 4.95%, 7/13/2047	7,952,000	8,743,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline, 3.55%, 12/15/2029	$2,703,000	$2,660,444
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	9,458,000	10,400,630
		$53,569,656
Mortgage-Backed – 14.5%
Fannie Mae, 5%, 12/01/2020 - 3/01/2042	$9,862,235	$10,862,258
Fannie Mae, 4.58%, 1/01/2021	34,160	34,108
Fannie Mae, 6%, 1/01/2021 - 7/01/2037	7,263,709	8,165,101
Fannie Mae, 3.99%, 7/01/2021	186,517	190,529
Fannie Mae, 2.67%, 3/01/2022	849,109	860,393
Fannie Mae, 2.73%, 4/01/2023	612,339	623,876
Fannie Mae, 2.41%, 5/01/2023	928,803	937,440
Fannie Mae, 2.55%, 5/01/2023	873,234	885,148
Fannie Mae, 2.59%, 5/01/2023	918,481	932,180
Fannie Mae, 2.62%, 5/01/2023	610,417	620,070
Fannie Mae, 5.25%, 8/01/2024	937,617	1,032,728
Fannie Mae, 3.5%, 5/25/2025 - 11/01/2048	94,170,373	98,831,459
Fannie Mae, 2.7%, 7/01/2025	1,007,000	1,029,954
Fannie Mae, 3.43%, 6/01/2026	1,135,024	1,206,816
Fannie Mae, 3%, 7/01/2026 - 11/01/2046	34,167,439	35,161,900
Fannie Mae, 4.54%, 7/01/2026	953,474	1,058,780
Fannie Mae, 2.28%, 11/01/2026	1,358,326	1,353,918
Fannie Mae, 2.672%, 12/25/2026	4,588,000	4,667,317
Fannie Mae, 3.95%, 1/01/2027	918,070	1,006,498
Fannie Mae, 4.01%, 1/01/2029	772,499	854,138
Fannie Mae, 4.96%, 6/01/2030	517,584	580,810
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	2,697,669	3,024,944
Fannie Mae, 5.5%, 2/01/2033 - 4/01/2040	13,056,623	14,536,089
Fannie Mae, 3%, 2/25/2033 (i)	1,546,032	176,907
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	29,113,742	31,581,212
Fannie Mae, 3.25%, 5/25/2040	663,483	686,334
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	76,335,163	81,560,443
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	4,422,552	4,380,263
Fannie Mae, 4%, 7/25/2046 (i)	1,304,788	253,260
Fannie Mae, TBA, 2.5%, 1/16/2035 - 2/18/2035	55,562,500	56,026,737
Fannie Mae, TBA, 3%, 1/16/2035 - 1/25/2050	99,025,000	100,597,177
Fannie Mae, TBA, 3.5%, 1/14/2050	57,235,054	58,846,251
Fannie Mae, TBA, 4%, 1/14/2050	13,975,000	14,531,917
Fannie Mae, TBA, 4.5%, 1/25/2050	6,425,000	6,763,476
Fannie Mae, TBA, 5%, 1/25/2050	2,250,000	2,405,635
Freddie Mac, 5.5%, 2/01/2020 - 10/01/2035	2,704,310	3,015,347
Freddie Mac, 2.313%, 3/25/2020	255,092	254,767
Freddie Mac, 5%, 4/01/2020 - 7/01/2041	5,803,384	6,416,744
Freddie Mac, 3.808%, 8/25/2020	5,710,860	5,740,121
Freddie Mac, 3.034%, 10/25/2020	1,730,387	1,737,704
Freddie Mac, 6%, 5/01/2021 - 6/01/2037	2,992,853	3,392,182
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,261,370
Freddie Mac, 2.51%, 11/25/2022	4,700,000	4,762,916
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,356,444
Freddie Mac, 3.32%, 2/25/2023	2,023,000	2,097,417
Freddie Mac, 3.25%, 4/25/2023	6,006,000	6,217,083
Freddie Mac, 3.06%, 7/25/2023	4,461,000	4,605,982
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,621,994
Freddie Mac, 0.879%, 4/25/2024 (i)	11,262,095	339,129
Freddie Mac, 0.502%, 7/25/2024 (i)	40,823,000	941,219
Freddie Mac, 0.606%, 7/25/2024 (i)	13,938,529	333,053
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	4,935,169	5,337,503
Freddie Mac, 0.314%, 8/25/2024 (i)	44,106,000	706,552
Freddie Mac, 0.413%, 8/25/2024 (i)	81,812,724	1,352,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.064%, 8/25/2024	$2,295,000	$2,380,207
Freddie Mac, 0.365%, 10/25/2024 - 9/25/2027 (i)	84,776,050	1,533,314
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,144,352
Freddie Mac, 0.274%, 11/25/2024 (i)	44,690,000	621,982
Freddie Mac, 2.67%, 12/25/2024	3,687,000	3,775,851
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,961,916
Freddie Mac, 3.01%, 7/25/2025	1,275,000	1,327,167
Freddie Mac, 3.151%, 11/25/2025	2,984,000	3,131,311
Freddie Mac, 3.5%, 12/01/2025 - 10/25/2058	72,222,717	75,466,241
Freddie Mac, 2.673%, 3/25/2026	6,105,000	6,260,819
Freddie Mac, 3.413%, 12/25/2026	2,318,000	2,477,465
Freddie Mac, 3.43%, 1/25/2027	2,273,257	2,431,811
Freddie Mac, 0.636%, 6/25/2027 (i)	39,273,000	1,794,957
Freddie Mac, 0.751%, 6/25/2027 (i)	12,763,441	617,502
Freddie Mac, 0.577%, 7/25/2027 (i)	34,183,210	1,331,275
Freddie Mac, 0.329%, 8/25/2027 (i)	27,934,000	715,130
Freddie Mac, 0.434%, 8/25/2027 (i)	18,208,044	536,425
Freddie Mac, 3.244%, 8/25/2027	2,336,000	2,476,549
Freddie Mac, 0.279%, 9/25/2027 (i)	30,183,000	673,419
Freddie Mac, 0.196%, 11/25/2027 (i)	47,333,000	786,102
Freddie Mac, 0.291%, 11/25/2027 (i)	34,055,117	711,517
Freddie Mac, 0.326%, 11/25/2027 (i)	30,378,443	724,584
Freddie Mac, 0.24%, 12/25/2027 (i)	29,308,000	595,342
Freddie Mac, 0.288%, 12/25/2027 (i)	32,765,000	767,851
Freddie Mac, 0.369%, 12/25/2027 (i)	52,322,161	1,390,399
Freddie Mac, 3.65%, 2/25/2028	2,634,000	2,861,402
Freddie Mac, 3.9%, 4/25/2028	4,975,000	5,492,242
Freddie Mac, 3.926%, 7/25/2028	2,913,000	3,225,544
Freddie Mac, 1.089%, 7/25/2029 (i)	858,281	76,418
Freddie Mac, 1.27%, 8/25/2029 (i)	13,464,642	1,247,927
Freddie Mac, 0.756%, 11/25/2029 (i)	33,148,000	1,803,785
Freddie Mac, 2.5%, 11/01/2031	378,839	383,670
Freddie Mac, 0.308%, 11/25/2032 (i)	25,905,349	787,797
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	1,476,773	1,650,701
Freddie Mac, 3%, 10/01/2034 - 2/25/2059	68,282,630	70,155,458
Freddie Mac, 5.5%, 2/15/2036 (i)	313,699	61,471
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	45,490,458	48,113,516
Freddie Mac, 4.5%, 12/15/2040 (i)	422,895	39,829
Freddie Mac, 4%, 8/15/2044 (i)	379,908	52,540
Ginnie Mae, 2.5%, 7/20/2032	950,000	937,810
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	2,748,342	3,131,623
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	2,306,887	2,586,817
Ginnie Mae, 4.5%, 7/15/2033 - 7/20/2049	24,531,644	25,889,446
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	773,380	856,815
Ginnie Mae, 4%, 1/20/2041 - 10/20/2049	31,977,005	33,357,957
Ginnie Mae, 3.5%, 12/15/2041 - 12/20/2049	75,863,556	78,717,618
Ginnie Mae, 3%, 4/20/2045 - 3/20/2048	61,850,606	63,634,303
Ginnie Mae, 0.66%, 2/16/2059 (i)	20,740,480	1,174,380
Ginnie Mae, TBA, 4%, 1/15/2050	18,875,000	19,535,196
Ginnie Mae, TBA, 3%, 1/21/2050 - 3/23/2050	23,925,000	24,546,574
Ginnie Mae, TBA, 3.5%, 1/21/2050	10,125,000	10,433,169
		$1,129,143,126
Municipals – 0.3%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$8,500,000	$10,656,705
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	5,815,000	9,121,758
		$19,778,463

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Distribution – 0.1%
NiSource, Inc., 2.95%, 9/01/2029	$5,114,000	$5,089,395
NiSource, Inc., 5.65%, 2/01/2045	2,500,000	3,185,654
		$8,275,049
Network & Telecom – 0.3%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,205,981
AT&T, Inc., 5.45%, 3/01/2047	4,507,000	5,582,807
Verizon Communications, Inc., 4.812%, 3/15/2039	6,725,000	8,098,110
		$19,886,898
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$5,246,000	$5,751,292
Valero Energy Corp., 4.9%, 3/15/2045	7,872,000	9,064,533
		$14,815,825
Other Banks & Diversified Financials – 0.2%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$4,975,822
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,149,835
Capital One Financial Corp., 3.75%, 3/09/2027	7,855,000	8,369,674
		$18,495,331
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$4,185,000	$4,606,129
Real Estate - Retail – 0.1%
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	$5,435,000	$5,336,651
Retailers – 0.3%
Best Buy Co., Inc., 4.45%, 10/01/2028	$7,794,000	$8,543,254
Dollar Tree, Inc., 4%, 5/15/2025	6,610,000	7,065,030
Dollar Tree, Inc., 4.2%, 5/15/2028	1,553,000	1,663,924
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,223,911
Home Depot, Inc., 3.9%, 6/15/2047	4,506,000	5,083,009
		$24,579,128
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 3%, 6/15/2023	$3,756,000	$3,844,241
American Tower Corp., REIT, 3.6%, 1/15/2028	3,756,000	3,942,203
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	5,960,000	6,034,990
Crown Castle International Corp., 3.65%, 9/01/2027	9,353,000	9,886,700
		$23,708,134
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$9,008,832
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$66,516	$68,376
Small Business Administration, 4.77%, 4/01/2024	260,401	269,646
Small Business Administration, 5.18%, 5/01/2024	376,504	394,428
Small Business Administration, 5.52%, 6/01/2024	165,336	173,882
Small Business Administration, 4.99%, 9/01/2024	420,993	437,089
Small Business Administration, 4.95%, 3/01/2025	358,706	372,487
		$1,715,908
U.S. Treasury Obligations – 10.7%
U.S. Treasury Bonds, 5%, 5/15/2037	$2,452,000	$3,467,025
U.S. Treasury Bonds, 3.5%, 2/15/2039	27,204,000	32,564,206
U.S. Treasury Bonds, 2.875%, 5/15/2043	132,488,000	144,160,303
U.S. Treasury Bonds, 2.5%, 2/15/2045	5,313,000	5,414,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 11/15/2045	$215,000	$240,232
U.S. Treasury Bonds, 2.875%, 11/15/2046	44,148,000	48,368,549
U.S. Treasury Bonds, 3%, 2/15/2048	38,202,000	42,895,560
U.S. Treasury Bonds, 2.875%, 5/15/2049	6,250,000	6,881,160
U.S. Treasury Notes, 3.125%, 5/15/2021	22,007,000	22,453,068
U.S. Treasury Notes, 1.75%, 11/30/2021	195,770,000	196,317,001
U.S. Treasury Notes, 1.75%, 9/30/2022	160,226,000	160,788,036
U.S. Treasury Notes, 1.625%, 5/31/2023	97,252,200	97,188,673
U.S. Treasury Notes, 2.5%, 8/15/2023	59,187,000	60,916,808
U.S. Treasury Notes, 2.375%, 5/15/2029	12,090,000	12,556,379
		$834,211,206
Utilities - Electric Power – 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,759,119
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,596,073
Duke Energy Progress LLC, 3.45%, 3/15/2029	7,168,000	7,672,942
Enel Finance International N.V., 2.65%, 9/10/2024	6,544,000	6,560,094
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	6,677,000	7,529,049
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	2,194,000	2,463,651
Evergy, Inc., 2.9%, 9/15/2029	5,701,000	5,665,731
Exelon Corp., 3.4%, 4/15/2026	9,718,000	10,143,986
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	4,533,000	4,931,324
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	4,555,000	5,617,255
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	2,036,150
PPL Corp., 3.4%, 6/01/2023	4,920,000	5,076,716
Xcel Energy, Inc., 3.5%, 12/01/2049	4,030,000	4,083,186
		$67,135,276
Total Bonds		$3,191,629,175
Convertible Preferred Stocks – 0.4%
Medical Equipment – 0.1%
Danaher Corp., 4.75%	3,976	$4,687,863
Utilities - Electric Power – 0.3%
CenterPoint Energy, Inc., 7%	493,865	$24,070,980
Total Convertible Preferred Stocks		$28,758,843
Preferred Stocks – 0.1%
Electronics – 0.1%
Samsung Electronics Co. Ltd.	190,527	$7,433,281
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 1.7% (v)	173,776,362	$173,776,362

Other Assets, Less Liabilities – (3.7)%		(284,594,996)
Net Assets – 100.0%		$7,769,978,125
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $173,776,362 and $7,880,796,759, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $351,655,368, representing 4.5% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,262,072,670	$—	$—	$4,262,072,670
United Kingdom	106,751,436	—	—	106,751,436
Switzerland	106,408,522	—	—	106,408,522
Canada	39,899,180	—	—	39,899,180
Japan	—	38,860,040	—	38,860,040
France	38,289,594	—	—	38,289,594
Taiwan	37,892,529	—	—	37,892,529
Italy	24,488,057	—	—	24,488,057
Germany	19,848,743	—	—	19,848,743
Other Countries	7,223,532	7,433,281	—	14,656,813
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	835,927,114	—	835,927,114
Non - U.S. Sovereign Debt	—	10,266,422	—	10,266,422
Municipal Bonds	—	19,778,463	—	19,778,463
U.S. Corporate Bonds	—	740,383,730	—	740,383,730
Residential Mortgage-Backed Securities	—	1,130,950,402	—	1,130,950,402
Commercial Mortgage-Backed Securities	—	226,441,014	—	226,441,014
Asset-Backed Securities (including CDOs)	—	116,246,803	—	116,246,803
Foreign Bonds	—	111,635,227	—	111,635,227
Mutual Funds	173,776,362	—	—	173,776,362
Total	$4,816,650,625	$3,237,922,496	$—	$8,054,573,121
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,761,592	$321,090,866	$248,056,706	$(11,314)	$(8,076)	$173,776,362
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$693,753	$—